Stockholders' equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' equity
8.	Stockholders’ equity
Under the

Company’s amended articles of incorporation, the Company’s authorized capital stock consists of
2,000,000,000
common shares, par value $
0.01
per share, and of
200,000,000
preferred shares, par value $
0.01
per share. As part of the Spin-off discussed in Note 1, the Company issued a total of
31,826
common shares and
600,000
of
5.00
% Series A Perpetual Convertible Preferred Shares. The reported earnings per share calculations (Note 9) give retroactive effect to the issuance of shares in connection with the Spin-off.
Common shares:

i)	Description
Each outstanding common share is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Holders of common shares (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of our assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued common shares when issued will be fully paid for and non-
assessable.

ii)	Nasdaq Notification
On August 24, 2023, the Company received a notification from the NASDAQ Capital Market (“Nasdaq”), indicating that because the closing bid price of the Company’s common stock for

30
consecutive business days, from July 13, 2023 through August 23, 2023, was below the minimum
$
1.00
per share bid price requirement for continued listing on Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is

180
days, or until
February 20, 2024
.
On February 22, 2024, the Company received a notification from the Listing Qualification Department of Nasdaq notifying the Company that it has been granted an additional

180
-day compliance period, or until
August 19, 2024
, to regain compliance with the minimum $
1.00

bid price per share requirement of the Nasdaq’s Listing Rule 5550(a)(2).

On March 15, 2024, the Company received a notice from Nasdaq that the Company’s common stock had a closing bid price of $0.10 or less for ten consecutive trading days, through March 14, 2024, and that, consistent with Nasdaq Listing Rule 5810(c)(3)(A)(iii), Nasdaq has determined to delist the Company’s common stock from The Nasdaq Capital Market. The Company appealed Nasdaq’s decision to delist its securities on March 18, 2024, and a hearing has been scheduled for May 14, 2024. The Company believes that the increase in the share price as a result of the reverse stock split will cure these deficiencies (Note 15).

iii)	Equity Offering
On July 5, 2023, the Company completed a registered offering and issued 3,500 common shares, pre-funded warrants to purchase 44,150 common shares, all of which have subsequently been cash exercised for $0.01 per share, and 4,765,000 Class A warrants, for net proceeds, after discounts and commissions and other issuance costs
,
of $4.4

million. As
 of December 31, 2023, no Class A warrants have been exercised. The number of common shares that can potentially be issued under the outstanding
Class A
warrants are 47,650 common shares.
The Company in its assessment for the accounting of the Class A warrants has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive common shares. ASC 480 requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. No warrants are classified as liabilities.

Preferred shares:
5.00% Series A Perpetual Convertible Preferred Shares
As part of the Spin-off, on June 21, 2023, the Company issued to Imperial 600,000 5.00% Series A Preferred Shares (Note 1) with par value $0.01 and liquidation preference of $25 per share. Each share of Series A Preferred Stock shall entitle the holder to the number of votes equal to the number of shares of common stock into which the share of Series A Preferred Stock is then convertible multiplied by thirty (30) on all matters submitted to a vote of the stockholders of the Company; provided however, that no holder of Series A Preferred Stock may exercise voting rights pursuant to Series A Preferred Stock that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed

49.99
%
of the total number of votes eligible to be cast on any matter submitted to a vote of stockholders of the Company. Unless the Company has received the affirmative vote or consent of the holders of at least two-thirds
of the outstanding Series A Preferred Shares, voting as a single class, the Company may not (i) adopt any amendment to its articles of incorporation or statement of designations that adversely affects the Series A Preferred Shares, (ii) issue any parity securities if the cumulative dividends payable on outstanding Series A Preferred Shares are in arrears, (iii) create or issue any senior securities, (iv) effect, or enter into any agreement to effect, a change of control or sale of all or substantially all of the Company’s consolidated assets or (v) modify or change the nature of the Company’s or any subsidiary’s business.
The holder of the Series A Preferred Shares may elect to convert, in whole or in part, the Series A Preferred Shares into shares of common stock for a liquidation preference of $25 per share divided by the conversion price, that is the 150% of the volume weighted average price per share of common stock over the five consecutive trading day period commencing on and including June 21, 2023, which amounted to $350, any time, subsequent to September 18, 2023. The conversion price shall be subject to adjustment from time to time (i) if the Company shall at any time or from time to time, pay a stock dividend or otherwise makes a distribution or distributions on its shares of common stock or any other equity or equity equivalent securities payable in shares of common stock, or effect a subdivision or split of the outstanding common shares, the conversion price in effect immediately before such stock dividend or distribution, subdivision or split shall be proportionately decreased and, conversely, if the Company shall, at any time or from time to time, effect a combination (including by means of a reverse stock split) of the outstanding shares of common stock, the conversion price in effect immediately before such combination shall be proportionately increased and (ii) in the event that the Company shall, at any time or from time to time, in a registered offering sell its common stock or convertible securities for aggregate consideration per share of common stock that is less than the conversion price then in effect, the conversion price shall be reduced (but not increased) to an amount equal to the aggregate consideration per share of common stock paid in such registered offering. As of December 31, 2023, the initial conversion price was adjusted to
$105
being the lowest consideration per share of common stock paid in a registered offering of the Company which was completed in July 2023. Pursuant to ASC 260, Earnings per Share, the Company recorded a deemed div
i
dend for the down round adjustment of $171,968 which reduced income available to common shareholders in the Company’s earnings per share calculations (Note 9).

The holder of the Series

A Preferred Shares shall be entitled to receive dividends from time to time out of any assets of the Company legally available for the payment of dividends at a rate equal to
5.00
% per annum when, as, and if declared by the Board of Directors. Dividends, to the extent declared to be paid by the Company, shall be paid quarterly on each January 15, April 15, July 15 and October 15 of each year commencing on October 15, 2023. Dividends on the Series A Preferred Shares shall be payable based on a 360-day year consisting of twelve 30-day months. The dividend rate of
5.00
%
per annum is not subject to adjustment. During the year ended December 31, 2023, the Company recognized dividends on its 600,000 Series A Preferred Shares of $404,167 of which $241,667 was paid during 2023 and the remaining amount of $162,500 was paid to Imperial Petroleum Inc. on January 15, 2024 (Note 3).
The Company in its assessment for the accounting of the Series A Preferred Shares determined that the Series A Preferred Shares should be classified as permanent equity instead of liability or temporary equity since they are not redee ma
ble for cash or other assets unless upon an ordinary liquidation event. The Company further analyzed key features of the Series A Preferred Shares to determine whether they are more akin to equity or to debt and concluded that the Series A Preferred Shares are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to the applicable guidance in ASC 815 and concluded that derivative accounting was not applicable.
Series
A Preferred Shares were initially measured at fair value. The valuation methodology applied comprised the bifurcation of the value of the Series A Perpetual Convertible Preferred shares in three components namely, the “straight” preferred stock component, the embedded option component and the control premium component. The mean of the sum of the three
components was used to estimate the value for the Series A Perpetual Conver tibl
e Preferred shares at

$
12,636,000
.